Employee Benefit Plan, Fair Value and NAV (Details) - EBP-43-1301883-004 [ASSP] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	$ 2,121,650	$ 1,952,204
Large Cap U.S. Stock Index Fund | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	722,014	670,371
Small and Mid-Sized U.S. Stock Index Fund | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	317,674	317,884
Bond Index Fund | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	192,179	178,264
International Stock Index Fund | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	230,209	190,031
Global Equity Fund | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	233,944	204,687
Asset Allocation Funds | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	79,855	57,043
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	345,775	333,924
Fair Value, Inputs, Level 1 | AT&T Inc, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	335,396	325,051
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	10,367	8,873
Fair Value, Inputs, Level 1 | Interest-Bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	12
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	0	0
Fair Value, Inputs, Level 2 | AT&T Inc, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	0	0
Fair Value, Inputs, Level 2 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	0	0
Fair Value, Inputs, Level 2 | Interest-Bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	0	0
Fair Value, Inputs, Level 3 | AT&T Inc, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	0	0
Fair Value, Inputs, Level 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	0	0
Fair Value, Inputs, Level 3 | Interest-Bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	0
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	345,775	333,924
Fair Value, Inputs, Level 1, Level 2, and Level 3 | AT&T Inc, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	335,396	325,051
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	10,367	$ 8,873
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Interest-Bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	$ 12